Financial income, financial expenses and exchange gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and exchange gains/(losses):

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Financial income
Options - Changes in fair value	20,675	17,743	—
Fixed-income securities	17,845	10,812	11,364
Hedging operations	661	358	843
Interest on financial other assets	1,881	2,462	3,665
Interest on financial receivables/loans	583	1,391	2,494
Derivative financial instruments	2,760	—	2,986
Other financial income	1,484	1,586	709

Total financial income	45,889	34,352	22,061

Financial expenses
Options - Changes in fair value	(13,391)	(15,729)	(4,154)
Hedging operations	(7,044)	(6,716)	(11,386)
Interest and financial charges for lease liabilities	(8,982)	(10,615)	(11,522)
Warrants - Changes in fair value	(4,137)	—	—
Fixed-income securities	(3,902)	(8,272)	(2,346)
Interest on bank loans and overdrafts	(2,845)	(3,765)	(5,248)
Interest expenses on interest rate swaps	(2,076)	(2,002)	(1,987)
Derivative financial instruments	—	(380)	—
Other financial exp e nses	(1,446)	(593)	(849)

Total financial expenses	(43,823)	(48,072)	(37,492)

Foreign exchange (losses)/gains	(7,791)	13,455	(2,441)